Consolidated Statement of Income (Parenthetical) - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Consolidated Statement of Income [Abstract]
Interest and similar income	€ 6,678	[1]	€ 6,261	€ 12,884	[1]	€ 12,274
thereof: calculated based on the effective interest rate method	€ 4,131		€ 0	€ 7,957		€ 0

[1]	Interest and similar income included 4.1 billion for the three months ended June 30, 2018 and 8.0 billion for the six months ended June 30, 2018 calculated based on effective interest method.